Basic and Diluted Loss Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Loss attributable to common shareholders	$ 63,872	$ 69,193
Weighted average number of common shares outstanding	473,668	358,343